ACCOUNTS RECEIVABLE, NET	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023
Youlife International Holdings Inc [Member]
Restructuring Cost and Reserve [Line Items]
ACCOUNTS RECEIVABLE, NET

3. ACCOUNTS RECEIVABLE, NET

	As of December 31,	As of June 30,
	2023	2024
	RMB	RMB	USD
Accounts receivable	292,579	285,607	39,301
Less: allowance for credit loss	(20,762)	(16,442)	(2,263)
Accounts receivable, net	271,817	269,165	37,038
Less: accounts receivable, net of the discontinued operations	(15,190)	-	-
Accounts receivable, net of the continuing operations	256,627	269,165	37,038

Movement of allowance of doubtful accounts is as follows:

	As of December 31,	As of June 30,
	2023	2024
	RMB	RMB	USD
Beginning balance	27,738	20,762	2,924
Exchange difference of beginning balance	-	-	(67)
Charge to (reversal of) expense	(2,371)	(4,320)	(594)
Less: dissolution of subsidiaries and branches	(4,605)	-	-
Ending balance	20,762	16,442	2,263

3. ACCOUNTS RECEIVABLE, NET

	As at December 31,
	2022	2023
	RMB	RMB	USD
Accounts receivable	153,431	292,579	41,209
Less: allowance for credit loss	(27,738)	(20,762)	(2,924)
Accounts receivable, net	125,693	271,817	38,285
Less: accounts receivable, net of the discontinued operations	(12,229)	(15,190)	(2,140)
Accounts receivable, net of the continuing operations	113,464	256,627	36,145

Movement of allowance of doubtful accounts is as follows:

	As at December 31,
	2022	2023
	RMB	RMB	USD
Beginning balance	7,347	27,738	3,907
Charge to (reversal of) expense	26,246	(2,371)	(334)
Less: dissolution of subsidiaries and branches	(5,855)	(4,605)	(649)
Ending balance	27,738	20,762	2,924